Assets Held for Sale - Details of Assets Held For Sale and Related Liabilities (Parenthetical) (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Assets and liabilities held for sale [Line Items]
Property, plant and equipment	₩ 31,883,535	₩ 33,770,339	₩ 34,522,855
Assets held for sale and related liabilities [member]
Assets and liabilities held for sale [Line Items]
Property, plant and equipment	71,732	₩ 306,628
Assets held for sale and related liabilities [member] | POSCO ENGINEERING & CONSTRUCTION CO., LTD. [member]
Assets and liabilities held for sale [Line Items]
Property, plant and equipment	₩ 71,340